Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Disciplined Small Cap Portfolio
March 31, 2024
VDSC-NPRT1-0524
1.830301.118
Common Stocks - 95.7%
	Shares	Value ($)
COMMUNICATION SERVICES - 3.1%
Diversified Telecommunication Services - 0.8%
ATN International, Inc.	20,586	648,562
Bandwidth, Inc. (a)	52,951	966,885
Lumen Technologies, Inc. (a)	1,132,740	1,767,074
		3,382,521
Entertainment - 0.7%
Eventbrite, Inc. (a)	63,200	346,336
Lions Gate Entertainment Corp.:
Class A (a)(b)	76,662	762,787
Class B (a)	80,298	747,574
Madison Square Garden Entertainment Corp.	24,167	947,588
		2,804,285
Interactive Media & Services - 0.9%
TrueCar, Inc. (a)	134,139	454,731
Vimeo, Inc. (a)	189,244	774,008
Yelp, Inc. (a)	60,282	2,375,111
Zedge, Inc. (a)	11,195	31,010
		3,634,860
Media - 0.7%
John Wiley & Sons, Inc. Class A	61,431	2,342,364
TEGNA, Inc.	39,660	592,520
		2,934,884
TOTAL COMMUNICATION SERVICES		12,756,550
CONSUMER DISCRETIONARY - 12.4%
Automobile Components - 0.7%
American Axle & Manufacturing Holdings, Inc. (a)	44,791	329,662
Cooper-Standard Holding, Inc. (a)	50,392	834,492
The Goodyear Tire & Rubber Co. (a)	112,441	1,543,815
		2,707,969
Automobiles - 0.5%
Winnebago Industries, Inc. (b)	29,335	2,170,790
Broadline Retail - 0.2%
Dillard's, Inc. Class A (b)	1,715	808,863
Diversified Consumer Services - 1.1%
2U, Inc. (a)(b)	129,390	50,423
Chegg, Inc. (a)	48,420	366,539
Duolingo, Inc. (a)	12,825	2,828,939
Frontdoor, Inc. (a)	32,464	1,057,677
		4,303,578
Hotels, Restaurants & Leisure - 2.0%
Dine Brands Global, Inc.	2,223	103,325
Everi Holdings, Inc. (a)	50,397	506,490
International Game Technology PLC	74,357	1,679,725
Light & Wonder, Inc. Class A (a)	15,262	1,558,098
PlayAGS, Inc. (a)	34,759	312,136
Sabre Corp. (a)	61,538	148,922
Shake Shack, Inc. Class A (a)	15,668	1,629,942
Texas Roadhouse, Inc. Class A	2,468	381,232
Wingstop, Inc.	4,825	1,767,880
		8,087,750
Household Durables - 3.9%
Cavco Industries, Inc. (a)	3,348	1,336,053
Flexsteel Industries, Inc.	11,896	443,721
Green Brick Partners, Inc. (a)	27,064	1,630,065
Installed Building Products, Inc. (b)	11,807	3,054,825
KB Home	10,158	719,999
M.D.C. Holdings, Inc.	3,189	200,620
M/I Homes, Inc. (a)	18,747	2,555,029
Meritage Homes Corp.	11,708	2,054,286
Taylor Morrison Home Corp. (a)	24,930	1,549,898
TRI Pointe Homes, Inc. (a)	67,398	2,605,607
		16,150,103
Leisure Products - 0.0%
Bowflex, Inc. (a)	55,684	1,058
Sturm, Ruger & Co., Inc.	1,400	64,610
Vista Outdoor, Inc. (a)	4,145	135,873
		201,541
Specialty Retail - 4.0%
Abercrombie & Fitch Co. Class A (a)	19,329	2,422,504
American Eagle Outfitters, Inc.	34,707	895,094
Asbury Automotive Group, Inc. (a)	2,507	591,100
CarParts.com, Inc. (a)	134,272	217,521
Carvana Co. Class A (a)(b)	39,591	3,480,445
Murphy U.S.A., Inc.	4,647	1,948,022
National Vision Holdings, Inc. (a)	35,836	794,126
Sally Beauty Holdings, Inc. (a)	54,467	676,480
Sonic Automotive, Inc. Class A (sub. vtg.) (b)	18,904	1,076,394
Stitch Fix, Inc. (a)	9,463	24,982
The Container Store Group, Inc. (a)	40,087	45,699
The ODP Corp. (a)	34,742	1,843,063
Upbound Group, Inc.	40,679	1,432,308
Urban Outfitters, Inc. (a)	21,503	933,660
		16,381,398
Textiles, Apparel & Luxury Goods - 0.0%
Rocky Brands, Inc.	4,032	109,388
TOTAL CONSUMER DISCRETIONARY		50,921,380
CONSUMER STAPLES - 2.5%
Beverages - 1.2%
Coca-Cola Consolidated, Inc. Consolidated	2,861	2,421,579
Primo Water Corp.	120,718	2,198,275
		4,619,854
Consumer Staples Distribution & Retail - 0.2%
Ingles Markets, Inc. Class A	6,758	518,203
Natural Grocers by Vitamin Cottage, Inc.	14,527	262,212
PriceSmart, Inc.	1,211	101,724
		882,139
Food Products - 0.3%
Fresh Del Monte Produce, Inc.	36,660	949,861
Lancaster Colony Corp.	637	132,260
Vital Farms, Inc. (a)	4,454	103,556
		1,185,677
Personal Care Products - 0.8%
elf Beauty, Inc. (a)	16,150	3,165,885
Herbalife Ltd. (a)(b)	13,417	134,841
		3,300,726
Tobacco - 0.0%
Turning Point Brands, Inc.	2,765	81,015
TOTAL CONSUMER STAPLES		10,069,411
ENERGY - 6.8%
Energy Equipment & Services - 1.7%
Archrock, Inc. (b)	16,543	325,401
Borr Drilling Ltd.	24,238	166,030
Bristow Group, Inc. (a)	12,449	338,613
Championx Corp.	23,957	859,817
DMC Global, Inc. (a)	186	3,625
Helix Energy Solutions Group, Inc. (a)	107,012	1,160,010
Helmerich & Payne, Inc.	3,975	167,189
Kodiak Gas Services, Inc.	29,725	812,682
Nabors Industries Ltd. (a)	9,908	853,376
Nabors Industries Ltd. warrants 6/11/26 (a)	5,910	48,462
Oceaneering International, Inc. (a)	46,701	1,092,803
Oil States International, Inc. (a)	29,290	180,426
Patterson-UTI Energy, Inc.	16,282	194,407
Tidewater, Inc. (a)	3,503	322,276
U.S. Silica Holdings, Inc. (a)	23,244	288,458
		6,813,575
Oil, Gas & Consumable Fuels - 5.1%
Ardmore Shipping Corp.	34,083	559,643
California Resources Corp.	12,403	683,405
Civitas Resources, Inc.	7,653	580,939
CNX Resources Corp. (a)	63,049	1,495,522
CONSOL Energy, Inc.	2,499	209,316
Crescent Energy, Inc. Class A	31,362	373,208
CVR Energy, Inc.	14,198	506,301
Delek U.S. Holdings, Inc.	37,776	1,161,234
DHT Holdings, Inc.	9,089	104,524
Equitrans Midstream Corp.	30,513	381,107
Green Plains, Inc. (a)	101,924	2,356,483
Magnolia Oil & Gas Corp. Class A (b)	39,636	1,028,554
Matador Resources Co. (b)	48,294	3,224,590
Murphy Oil Corp.	68,844	3,146,171
Overseas Shipholding Group, Inc.	35,548	227,507
PBF Energy, Inc. Class A	6,507	374,608
Permian Resource Corp. Class A	70,218	1,240,050
Scorpio Tankers, Inc.	15,509	1,109,669
SFL Corp. Ltd.	13,933	183,637
Teekay Corp. (a)	15,034	109,448
Teekay Tankers Ltd.	14,111	824,224
Uranium Energy Corp. (a)	50,946	343,886
Vitesse Energy, Inc. (b)	6,893	163,571
World Kinect Corp.	25,598	677,067
		21,064,664
TOTAL ENERGY		27,878,239
FINANCIALS - 15.2%
Banks - 6.5%
1st Source Corp.	9,632	504,909
Amalgamated Financial Corp.	4,553	109,272
Ameris Bancorp	31,817	1,539,306
Atlantic Union Bankshares Corp.	15,758	556,415
Axos Financial, Inc. (a)	23,035	1,244,811
BancFirst Corp.	22,473	1,978,298
Bancorp, Inc., Delaware (a)	37,901	1,268,167
Banner Corp.	8,905	427,440
Berkshire Hills Bancorp, Inc.	14,740	337,841
Byline Bancorp, Inc.	9,672	210,076
Cadence Bank	32,892	953,868
Capital City Bank Group, Inc.	1,334	36,952
Central Pacific Financial Corp.	22,814	450,577
City Holding Co. (b)	1,096	114,225
Community Bank System, Inc.	16,161	776,213
Community Trust Bancorp, Inc.	5,717	243,830
CVB Financial Corp.	35,604	635,175
Esquire Financial Holdings, Inc.	1,646	78,136
Financial Institutions, Inc.	12,223	230,037
First Bancorp, Puerto Rico	88,143	1,546,028
First Busey Corp.	27,891	670,779
First Commonwealth Financial Corp.	1,575	21,924
First Financial Bankshares, Inc. (b)	29,685	973,965
Fulton Financial Corp.	9,679	153,799
Great Southern Bancorp, Inc.	16,726	916,919
Hancock Whitney Corp.	2,214	101,933
Heartland Financial U.S.A., Inc.	24,557	863,179
Lakeland Financial Corp. (b)	21,597	1,432,313
Mercantile Bank Corp.	1,897	73,016
Midland States Bancorp, Inc.	7,748	194,707
NBT Bancorp, Inc.	4,672	171,369
Northwest Bancshares, Inc.	65,085	758,240
OFG Bancorp	20,679	761,194
Peapack-Gladstone Financial Corp.	8,641	210,236
Provident Financial Services, Inc.	141,663	2,064,030
Renasant Corp.	30,419	952,723
Sierra Bancorp	11,332	228,906
Stellar Bancorp, Inc.	15,014	365,741
UMB Financial Corp.	15,104	1,313,897
WaFd, Inc.	9,698	281,533
Westamerica Bancorp.	14,658	716,483
		26,468,462
Capital Markets - 3.2%
Assetmark Financial Holdings, Inc. (a)	61,701	2,184,832
BGC Group, Inc. Class A	282,269	2,193,230
Federated Hermes, Inc.	53,753	1,941,558
Oppenheimer Holdings, Inc. Class A (non-vtg.)	3,734	149,061
Stifel Financial Corp.	20,130	1,573,562
StoneX Group, Inc. (a)	22,688	1,594,059
Victory Capital Holdings, Inc.	3,260	138,322
Virtus Investment Partners, Inc.	6,869	1,703,375
WisdomTree Investments, Inc.	196,050	1,801,700
		13,279,699
Consumer Finance - 1.0%
EZCORP, Inc. (non-vtg.) Class A (a)(b)	58,555	663,428
Green Dot Corp. Class A (a)	47,452	442,727
LendingTree, Inc. (a)	15,935	674,688
PROG Holdings, Inc.	56,956	1,961,565
Regional Management Corp.	9,008	218,084
		3,960,492
Financial Services - 1.7%
AvidXchange Holdings, Inc. (a)	104,071	1,368,534
Compass Diversified Holdings	51,965	1,250,798
Federal Agricultural Mortgage Corp. Class C (non-vtg.)	4,839	952,702
Flywire Corp. (a)	29,868	741,025
i3 Verticals, Inc. Class A (a)	8,428	192,917
Marqeta, Inc. Class A (a)	92,952	553,994
Payoneer Global, Inc. (a)	142,447	692,292
Remitly Global, Inc. (a)	11,932	247,470
StoneCo Ltd. Class A (a)	42,968	713,698
Waterstone Financial, Inc.	21,475	261,351
		6,974,781
Insurance - 2.2%
American Equity Investment Life Holding Co. (a)	5,026	282,562
Amerisafe, Inc.	8,341	418,468
CNO Financial Group, Inc.	10,360	284,693
Goosehead Insurance (a)	15,880	1,057,926
HCI Group, Inc.	6,239	724,223
Kinsale Capital Group, Inc.	3,178	1,667,624
Lemonade, Inc. (a)(b)	54,625	896,396
Oscar Health, Inc. (a)	43,622	648,659
Selective Insurance Group, Inc.	27,601	3,013,201
		8,993,752
Mortgage Real Estate Investment Trusts - 0.6%
Apollo Commercial Real Estate Finance, Inc. (b)	31,105	346,510
BrightSpire Capital, Inc. (b)	39,757	273,926
KKR Real Estate Finance Trust, Inc. (b)	114,769	1,154,576
Ladder Capital Corp. Class A	40,657	452,512
TPG RE Finance Trust, Inc.	49,922	385,398
		2,612,922
TOTAL FINANCIALS		62,290,108
HEALTH CARE - 13.8%
Biotechnology - 7.1%
2seventy bio, Inc. (a)(b)	29,844	159,665
ACADIA Pharmaceuticals, Inc. (a)	25,003	462,305
Adaptimmune Therapeutics PLC sponsored ADR (a)(b)	54,536	86,167
Adicet Bio, Inc. (a)(b)	45,925	107,924
Adverum Biotechnologies, Inc. (a)	11,364	160,687
Affimed NV (a)	4,468	23,680
Agenus, Inc.	257,544	149,376
Agios Pharmaceuticals, Inc. (a)	1,047	30,614
Akebia Therapeutics, Inc. (a)(b)	241,442	441,839
Akero Therapeutics, Inc. (a)	2,978	75,224
Alector, Inc. (a)	24,426	147,045
Alkermes PLC (a)(b)	30,194	817,352
Allakos, Inc. (a)	159,089	200,452
Allovir, Inc. (a)	179,553	135,545
Amicus Therapeutics, Inc. (a)	57,280	674,758
Anika Therapeutics, Inc. (a)	7,615	193,421
Annexon, Inc. (a)	40,152	287,890
Arbutus Biopharma Corp. (a)(b)	75,296	194,264
Arcturus Therapeutics Holdings, Inc. (a)	12,935	436,815
Arcus Biosciences, Inc. (a)	10,468	197,636
Arcutis Biotherapeutics, Inc. (a)(b)	47,263	468,376
Ardelyx, Inc. (a)	13,658	99,703
Arrowhead Pharmaceuticals, Inc. (a)	12,010	343,486
Assembly Biosciences, Inc. (a)	4,014	53,386
Atara Biotherapeutics, Inc. (a)(b)	240,778	167,100
Atreca, Inc. (a)	11,775	942
Avid Bioservices, Inc. (a)(b)	9,753	65,345
Beam Therapeutics, Inc. (a)	5,788	191,236
BioCryst Pharmaceuticals, Inc. (a)	37,277	189,367
Biohaven Ltd. (a)	9,293	508,234
bluebird bio, Inc. (a)	62,647	80,188
Blueprint Medicines Corp. (a)	6,847	649,506
Bolt Biotherapeutics, Inc. (a)(b)	27,696	38,774
BridgeBio Pharma, Inc. (a)	21,758	672,757
CareDx, Inc. (a)	26,599	281,683
Carisma Therapeutics, Inc.	8,292	18,823
Carisma Therapeutics, Inc. rights (a)(c)	165,842	2
Cartesian Therapeutics, Inc. (b)	46,724	30,371
Cartesian Therapeutics, Inc. rights (a)(c)	46,724	6,074
Catalyst Pharmaceutical Partners, Inc. (a)	29,052	463,089
Celldex Therapeutics, Inc. (a)	4,692	196,923
Cerevel Therapeutics Holdings (a)	678	28,659
Cogent Biosciences, Inc. (a)	16,358	109,926
Coherus BioSciences, Inc. (a)(b)	73,486	175,632
Corbus Pharmaceuticals Holdings, Inc. (a)(b)	4,341	170,341
Crinetics Pharmaceuticals, Inc. (a)	5,326	249,310
Cytokinetics, Inc. (a)	8,224	576,585
CytomX Therapeutics, Inc. (a)(b)	58,459	127,441
Deciphera Pharmaceuticals, Inc. (a)	11,724	184,419
Denali Therapeutics, Inc. (a)	11,605	238,135
Design Therapeutics, Inc. (a)	25,200	101,556
Disc Medicine, Inc. (a)	3,700	230,362
Dynavax Technologies Corp. (a)(b)	4,990	61,926
Dyne Therapeutics, Inc. (a)	11,959	339,516
Eagle Pharmaceuticals, Inc. (a)(b)	6,814	35,705
Editas Medicine, Inc. (a)(b)	31,473	233,530
Enanta Pharmaceuticals, Inc. (a)	18,509	323,167
Erasca, Inc. (a)	96,321	198,421
Fate Therapeutics, Inc. (a)	65,499	480,763
FibroGen, Inc. (a)	99,250	233,238
Fortress Biotech, Inc. (a)(b)	20,629	41,258
Gritstone Bio, Inc. (a)(b)	92,432	237,550
Halozyme Therapeutics, Inc. (a)	14,705	598,199
Heron Therapeutics, Inc. (a)(b)	98,251	272,155
Ideaya Biosciences, Inc. (a)	4,463	195,836
Immunovant, Inc. (a)	5,218	168,594
Insmed, Inc. (a)	27,232	738,804
Intellia Therapeutics, Inc. (a)	8,392	230,864
Iovance Biotherapeutics, Inc. (a)	22,930	339,823
Ironwood Pharmaceuticals, Inc. Class A (a)	37,743	328,742
Jounce Therapeutics, Inc. rights (a)(c)	67,389	1
Kalvista Pharmaceuticals, Inc. (a)(b)	20,394	241,873
Karyopharm Therapeutics, Inc. (a)(b)	94,334	142,444
Kodiak Sciences, Inc. (a)	60,080	316,021
Krystal Biotech, Inc. (a)	1,843	327,925
Kura Oncology, Inc. (a)	26,467	564,541
Macrogenics, Inc. (a)	30,458	448,342
Madrigal Pharmaceuticals, Inc. (a)	1,447	386,407
Mersana Therapeutics, Inc. (a)	84,051	376,548
MiMedx Group, Inc. (a)	15,803	121,683
Mirum Pharmaceuticals, Inc. (a)(b)	8,466	212,666
Mural Oncology PLC	3,019	14,763
Mustang Bio, Inc. (a)(b)	2,545	2,647
Myriad Genetics, Inc. (a)	4,030	85,920
Nkarta, Inc. (a)	22,880	247,333
Nurix Therapeutics, Inc. (a)	23,982	352,535
Oncternal Therapeutics, Inc. rights (a)(c)	466	0
Organogenesis Holdings, Inc. Class A (a)	30,019	85,254
ORIC Pharmaceuticals, Inc. (a)	31,769	436,824
Ovid Therapeutics, Inc. (a)	41,092	125,331
Passage Bio, Inc. (a)	21,054	28,423
Precigen, Inc. (a)	111,048	161,020
Protagonist Therapeutics, Inc. (a)	16,139	466,901
PTC Therapeutics, Inc. (a)	16,179	470,647
Puma Biotechnology, Inc. (a)(b)	38,077	201,808
Q32 Bio, Inc. (a)(b)	1,246	21,232
Q32 Bio, Inc. rights (a)(c)	22,439	0
RAPT Therapeutics, Inc. (a)	4,926	44,235
Recursion Pharmaceuticals, Inc. (a)(b)	12,472	124,346
Relay Therapeutics, Inc. (a)	32,246	267,642
Revolution Medicines, Inc. (a)	13,698	441,487
Rhythm Pharmaceuticals, Inc. (a)	4,038	174,967
Rigel Pharmaceuticals, Inc. (a)	67,503	99,904
Rocket Pharmaceuticals, Inc. (a)	17,393	468,567
Sana Biotechnology, Inc. (a)	31,639	316,390
Sangamo Therapeutics, Inc. (a)	228,238	152,965
SpringWorks Therapeutics, Inc. (a)	5,492	270,316
Surface Oncology, Inc. rights (a)(c)	32,938	0
Sutro Biopharma, Inc. (a)	54,469	307,750
Syndax Pharmaceuticals, Inc. (a)	8,970	213,486
Tenaya Therapeutics, Inc. (a)	32,623	170,618
TG Therapeutics, Inc. (a)	7,229	109,953
Travere Therapeutics, Inc. (a)	31,202	240,567
Twist Bioscience Corp. (a)	10,795	370,376
Vanda Pharmaceuticals, Inc. (a)	49,378	202,944
Vaxcyte, Inc. (a)	9,619	657,074
Vera Therapeutics, Inc. (a)	14,832	639,556
Veracyte, Inc. (a)(b)	3,655	80,995
Vericel Corp. (a)	3,319	172,654
Voyager Therapeutics, Inc. (a)(b)	28,887	268,938
Xbiotech, Inc. (a)(b)	7,080	57,560
Y-mAbs Therapeutics, Inc. (a)	12,500	203,250
Zentalis Pharmaceuticals, Inc. (a)	15,141	238,622
Zymeworks, Inc. (a)	9,000	94,680
		28,987,412
Health Care Equipment & Supplies - 3.2%
Accuray, Inc. (a)	178,351	440,527
Alphatec Holdings, Inc. (a)	25,563	352,514
Angiodynamics, Inc. (a)	8,400	49,308
Artivion, Inc. (a)	31,076	657,568
Atricure, Inc. (a)	31,148	947,522
Avanos Medical, Inc. (a)	57,015	1,135,169
Axonics, Inc. (a)	2,115	145,872
Cerus Corp. (a)	183,372	346,573
Haemonetics Corp. (a)	10,458	892,590
Inari Medical, Inc. (a)	22,145	1,062,517
Lantheus Holdings, Inc. (a)	29,028	1,806,703
LivaNova PLC (a)	5,779	323,277
Merit Medical Systems, Inc. (a)	20,700	1,568,025
Omnicell, Inc. (a)	24,572	718,240
RxSight, Inc. (a)	13,521	697,413
SurModics, Inc. (a)	14,925	437,900
Tactile Systems Technology, Inc. (a)	16,152	262,470
Varex Imaging Corp. (a)	13,302	240,766
Zimvie, Inc. (a)	58,486	964,434
		13,049,388
Health Care Providers & Services - 1.4%
23andMe Holding Co. Class A (a)	302,271	160,808
Addus HomeCare Corp. (a)	5,071	524,037
BrightSpring Health Services, Inc.	29,124	316,578
Guardant Health, Inc. (a)	44,819	924,616
HealthEquity, Inc. (a)	3,628	296,154
National Healthcare Corp.	1,799	170,023
Option Care Health, Inc. (a)	77,862	2,611,491
Patterson Companies, Inc.	20,328	562,069
		5,565,776
Health Care Technology - 0.5%
Health Catalyst, Inc. (a)	38,082	286,757
HealthStream, Inc.	48,563	1,294,690
Phreesia, Inc. (a)	11,013	263,541
Veradigm, Inc. (a)	43,033	331,354
		2,176,342
Life Sciences Tools & Services - 0.3%
Adaptive Biotechnologies Corp. (a)	44,294	142,184
Codexis, Inc. (a)	53,949	188,282
Medpace Holdings, Inc. (a)	965	390,005
Nanostring Technologies, Inc. (a)	42,707	3,417
OmniAb, Inc. (a)	43,582	236,214
Pacific Biosciences of California, Inc. (a)	19,670	73,763
Quanterix Corp. (a)	11,979	282,225
		1,316,090
Pharmaceuticals - 1.3%
Amneal Intermediate, Inc. (a)	62,803	380,586
Amphastar Pharmaceuticals, Inc. (a)	5,353	235,050
Amylyx Pharmaceuticals, Inc. (a)	6,594	18,727
Arvinas Holding Co. LLC (a)	11,535	476,165
Atea Pharmaceuticals, Inc. (a)	21,416	86,521
Axsome Therapeutics, Inc. (a)	2,782	222,004
Cara Therapeutics, Inc. (a)	54,590	49,677
Corcept Therapeutics, Inc. (a)	20,251	510,123
Edgewise Therapeutics, Inc. (a)	17,810	324,854
Evolus, Inc. (a)	17,420	243,880
Eyepoint Pharmaceuticals, Inc. (a)(b)	13,054	269,826
Intra-Cellular Therapies, Inc. (a)	11,204	775,317
NGM Biopharmaceuticals, Inc. (a)	15,944	25,351
Ocular Therapeutix, Inc. (a)(b)	24,096	219,274
Pacira Biosciences, Inc. (a)	288	8,415
Phibro Animal Health Corp. Class A	15,580	201,449
Prestige Brands Holdings, Inc. (a)	12,047	874,130
Relmada Therapeutics, Inc. (a)	29,525	137,291
Supernus Pharmaceuticals, Inc. (a)	1,473	50,244
Terns Pharmaceuticals, Inc. (a)	19,792	129,836
Ventyx Biosciences, Inc. (a)	50,099	275,545
WAVE Life Sciences (a)	4,335	26,747
		5,541,012
TOTAL HEALTH CARE		56,636,020
INDUSTRIALS - 17.0%
Aerospace & Defense - 0.6%
AAR Corp. (a)	27,661	1,656,064
Astronics Corp. (a)	20,464	389,635
Ducommun, Inc. (a)	3,186	163,442
Park Aerospace Corp.	6,097	101,393
Virgin Galactic Holdings, Inc. (a)(b)	51,733	76,565
		2,387,099
Building Products - 1.3%
American Woodmark Corp. (a)	5,999	609,858
Apogee Enterprises, Inc.	14,486	857,571
Griffon Corp.	15,138	1,110,221
Janus International Group, Inc. (a)	64,012	968,502
Jeld-Wen Holding, Inc. (a)	32,756	695,410
Resideo Technologies, Inc. (a)	43,526	975,853
Simpson Manufacturing Co. Ltd.	1,400	287,252
		5,504,667
Commercial Services & Supplies - 2.2%
ABM Industries, Inc.	25,754	1,149,143
Brady Corp. Class A	28,365	1,681,477
CECO Environmental Corp. (a)	3,683	84,783
Cimpress PLC (a)	24,383	2,158,139
Interface, Inc.	12,157	204,481
OpenLane, Inc. (a)	110,078	1,904,349
The Brink's Co.	17,945	1,657,759
		8,840,131
Construction & Engineering - 2.0%
Arcosa, Inc.	7,873	675,976
Comfort Systems U.S.A., Inc.	4,393	1,395,700
Dycom Industries, Inc. (a)	3,626	520,440
EMCOR Group, Inc.	6,118	2,142,524
Fluor Corp. (a)	52,671	2,226,930
IES Holdings, Inc. (a)	2,091	254,349
Limbach Holdings, Inc. (a)	25,614	1,060,932
		8,276,851
Electrical Equipment - 2.4%
Array Technologies, Inc. (a)	34,204	509,982
Atkore, Inc.	7,711	1,467,866
Encore Wire Corp.	3,782	993,834
EnerSys	27,347	2,583,198
Enovix Corp. (a)(b)	4,390	35,164
LSI Industries, Inc.	25,978	392,787
Nextracker, Inc. Class A (a)	3,847	216,471
Powell Industries, Inc.	6,270	892,221
Preformed Line Products Co.	7,159	921,149
Thermon Group Holdings, Inc. (a)	17,456	571,160
Vicor Corp. (a)	28,629	1,094,773
		9,678,605
Ground Transportation - 0.3%
ArcBest Corp.	949	135,233
Covenant Transport Group, Inc. Class A	2,684	124,430
Marten Transport Ltd.	43,995	813,028
		1,072,691
Machinery - 3.2%
Albany International Corp. Class A	4,938	461,752
Astec Industries, Inc.	600	26,226
Enerpac Tool Group Corp. Class A	29,244	1,042,841
Federal Signal Corp.	1,527	129,596
Gorman-Rupp Co.	4,802	189,919
Hillenbrand, Inc.	1,919	96,507
Hurco Companies, Inc.	12,639	254,802
Hyster-Yale Materials Handling, Inc. Class A	14,164	908,904
L.B. Foster Co. Class A (a)	3,644	99,518
Lindsay Corp.	805	94,716
Mueller Water Products, Inc. Class A	134,077	2,157,299
Proto Labs, Inc. (a)	9,065	324,074
REV Group, Inc. (b)	6,669	147,318
SPX Technologies, Inc. (a)	703	86,560
Tennant Co.	14,498	1,763,102
Terex Corp.	43,983	2,832,505
Watts Water Technologies, Inc. Class A	12,101	2,572,068
		13,187,707
Marine Transportation - 0.4%
Matson, Inc.	15,838	1,780,191
Passenger Airlines - 0.7%
Joby Aviation, Inc. (a)(b)	14,530	77,881
SkyWest, Inc. (a)	37,579	2,595,957
Sun Country Airlines Holdings, Inc. (a)	19,963	301,242
		2,975,080
Professional Services - 2.3%
Barrett Business Services, Inc.	5,254	665,787
Conduent, Inc. (a)	19,026	64,308
CRA International, Inc.	6,340	948,337
CSG Systems International, Inc.	42,444	2,187,564
ExlService Holdings, Inc. (a)	42,516	1,352,009
Huron Consulting Group, Inc. (a)	11,705	1,130,937
Parsons Corp. (a)	15,767	1,307,873
Planet Labs PBC Class A (a)(b)	172,236	439,202
TriNet Group, Inc.	1,102	146,004
Upwork, Inc. (a)	104,416	1,280,140
		9,522,161
Trading Companies & Distributors - 1.6%
Alta Equipment Group, Inc.	9,930	128,594
Applied Industrial Technologies, Inc.	4,411	871,393
Beacon Roofing Supply, Inc. (a)	10,426	1,021,957
Boise Cascade Co.	960	147,235
DXP Enterprises, Inc. (a)	6,568	352,899
GATX Corp.	4,546	609,300
Global Industrial Co.	11,481	514,119
GMS, Inc. (a)	3,221	313,532
H&E Equipment Services, Inc.	26,641	1,709,819
McGrath RentCorp.	641	79,080
MRC Global, Inc. (a)	34,585	434,733
Rush Enterprises, Inc. Class A	6,687	357,888
		6,540,549
TOTAL INDUSTRIALS		69,765,732
INFORMATION TECHNOLOGY - 14.9%
Communications Equipment - 0.2%
CommScope Holding Co., Inc. (a)	329,027	431,025
Extreme Networks, Inc. (a)	19,612	226,322
		657,347
Electronic Equipment, Instruments & Components - 3.2%
Arlo Technologies, Inc. (a)	21,477	271,684
Badger Meter, Inc.	7,547	1,221,180
Bel Fuse, Inc. Class B (non-vtg.)	2,264	136,542
Belden, Inc.	28,679	2,655,962
Benchmark Electronics, Inc.	33,154	994,952
Fabrinet (a)	11,953	2,259,356
FARO Technologies, Inc. (a)(b)	1,861	40,030
Itron, Inc. (a)	24,246	2,243,240
Napco Security Technologies, Inc.	411	16,506
PC Connection, Inc.	11,739	773,952
Sanmina Corp. (a)	41,256	2,565,298
		13,178,702
Semiconductors & Semiconductor Equipment - 1.8%
Axcelis Technologies, Inc. (a)	6,106	680,941
CEVA, Inc. (a)	1,183	26,866
Diodes, Inc. (a)	12,823	904,022
Lattice Semiconductor Corp. (a)	14,352	1,122,757
MaxLinear, Inc. Class A (a)	42,625	795,809
PDF Solutions, Inc. (a)	46,708	1,572,658
Photronics, Inc. (a)	56,329	1,595,237
Rambus, Inc. (a)	7,858	485,703
		7,183,993
Software - 7.3%
8x8, Inc. (a)	579,092	1,563,548
AppFolio, Inc. (a)	3,761	927,989
Aurora Innovation, Inc. (a)	59,534	167,886
BlackLine, Inc. (a)	30,719	1,983,833
Box, Inc. Class A (a)(b)	9,203	260,629
CommVault Systems, Inc. (a)	27,090	2,747,739
Domo, Inc. Class B (a)	82,988	740,253
E2open Parent Holdings, Inc. (a)	51,398	228,207
Everbridge, Inc. (a)	23,647	823,625
Jamf Holding Corp. (a)	20,722	380,249
LivePerson, Inc. (a)(b)	202,204	201,678
Liveramp Holdings, Inc. (a)	60,938	2,102,361
MeridianLink, Inc. (a)	7,959	148,833
MicroStrategy, Inc. Class A (a)	1,992	3,395,484
N-able, Inc. (a)	16,898	220,857
Pagerduty, Inc. (a)(b)	14,362	325,730
Progress Software Corp.	14,657	781,365
PROS Holdings, Inc. (a)	18,055	655,938
Q2 Holdings, Inc. (a)	50,812	2,670,679
Qualys, Inc. (a)	16,589	2,768,206
Rapid7, Inc. (a)	18,235	894,244
SecureWorks Corp. (a)	23,853	160,292
Sprinklr, Inc. (a)(b)	29,244	358,824
Sprout Social, Inc. (a)	6,087	363,455
SPS Commerce, Inc. (a)	12,233	2,261,882
Tenable Holdings, Inc. (a)	29,097	1,438,265
Upland Software, Inc. (a)	19,729	60,963
Xperi, Inc. (a)	22,768	274,582
Yext, Inc. (a)	57,473	346,562
Zuora, Inc. (a)	94,592	862,679
		30,116,837
Technology Hardware, Storage & Peripherals - 2.4%
IonQ, Inc. (a)(b)	4,605	46,004
Super Micro Computer, Inc. (a)	9,385	9,479,119
Xerox Holdings Corp. (b)	11,860	212,294
		9,737,417
TOTAL INFORMATION TECHNOLOGY		60,874,296
MATERIALS - 4.9%
Chemicals - 2.2%
American Vanguard Corp.	47,145	610,528
Balchem Corp.	1,717	266,049
Ecovyst, Inc. (a)	31,280	348,772
H.B. Fuller Co. (b)	31,959	2,548,411
Hawkins, Inc.	4,447	341,530
Innospec, Inc.	13,273	1,711,421
Minerals Technologies, Inc.	32,851	2,473,023
Rayonier Advanced Materials, Inc. (a)	19,537	93,387
Sensient Technologies Corp.	7,948	549,922
Trinseo PLC	42,860	162,011
		9,105,054
Containers & Packaging - 0.5%
Myers Industries, Inc.	50,899	1,179,330
Pactiv Evergreen, Inc.	20,956	300,090
TriMas Corp.	14,760	394,535
		1,873,955
Metals & Mining - 2.1%
Arch Resources, Inc.	1,921	308,878
ATI, Inc. (a)	30,692	1,570,510
Carpenter Technology Corp.	31,664	2,261,443
Constellium NV (a)	44,230	977,925
Materion Corp.	8,011	1,055,449
Olympic Steel, Inc.	2,222	157,495
Ryerson Holding Corp.	2,806	94,001
SunCoke Energy, Inc.	48,444	545,964
Warrior Metropolitan Coal, Inc.	15,312	929,438
Worthington Steel, Inc.	17,098	612,963
		8,514,066
Paper & Forest Products - 0.1%
Clearwater Paper Corp. (a)	12,237	535,124
Sylvamo Corp.	1,763	108,848
		643,972
TOTAL MATERIALS		20,137,047
REAL ESTATE - 3.9%
Equity Real Estate Investment Trusts (REITs) - 3.5%
Alexanders, Inc.	1,250	271,425
American Assets Trust, Inc.	59,584	1,305,485
Ashford Hospitality Trust, Inc. (a)(b)	66,780	91,489
Community Healthcare Trust, Inc.	3,462	91,916
COPT Defense Properties (SBI)	3,609	87,230
Diversified Healthcare Trust (SBI)	45,728	112,491
EastGroup Properties, Inc.	9,301	1,672,041
Empire State Realty Trust, Inc.	124,659	1,262,796
Global Medical REIT, Inc.	43,569	381,229
National Health Investors, Inc.	18,059	1,134,647
NexPoint Residential Trust, Inc.	4,319	139,029
Phillips Edison & Co., Inc.	40,549	1,454,493
Retail Opportunity Investments Corp.	1,703	21,832
Ryman Hospitality Properties, Inc.	21,615	2,498,910
SITE Centers Corp.	32,700	479,055
Tanger, Inc.	13,291	392,483
Terreno Realty Corp.	38,593	2,562,575
Universal Health Realty Income Trust (SBI)	3,441	126,319
Urban Edge Properties	16,900	291,863
		14,377,308
Real Estate Management & Development - 0.4%
Anywhere Real Estate, Inc. (a)	65,560	405,161
Compass, Inc. (a)	131,912	474,883
Cushman & Wakefield PLC (a)	15,982	167,172
Opendoor Technologies, Inc. (a)	232,877	705,617
		1,752,833
TOTAL REAL ESTATE		16,130,141
UTILITIES - 1.2%
Electric Utilities - 0.5%
Allete, Inc.	14,565	868,657
Otter Tail Corp. (b)	13,757	1,188,605
		2,057,262
Gas Utilities - 0.2%
New Jersey Resources Corp.	23,193	995,212
Independent Power and Renewable Electricity Producers - 0.1%
Altus Power, Inc. Class A (a)(b)	21,652	103,497
Clearway Energy, Inc.:
Class A	2,070	44,526
Class C	1,903	43,864
		191,887
Multi-Utilities - 0.0%
Avista Corp.	2,544	89,091
Water Utilities - 0.4%
American States Water Co.	11,831	854,671
Consolidated Water Co., Inc. (b)	5,119	150,038
SJW Group	9,511	538,227
		1,542,936
TOTAL UTILITIES		4,876,388
TOTAL COMMON STOCKS (Cost $326,878,264)		392,335,312

Money Market Funds - 9.0%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (d)	12,167,567	12,170,000
Fidelity Securities Lending Cash Central Fund 5.39% (d)(e)	24,560,753	24,563,209
TOTAL MONEY MARKET FUNDS (Cost $36,733,208)		36,733,209

TOTAL INVESTMENT IN SECURITIES - 104.7% (Cost $363,611,472)	429,068,521
NET OTHER ASSETS (LIABILITIES) - (4.7)% (f)	(19,113,199)
NET ASSETS - 100.0%	409,955,322

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	114	Jun 2024	12,231,630	273,934	273,934

The notional amount of futures purchased as a percentage of Net Assets is 3.0%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.
(f)	Includes $741,000 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	9,388,082	19,405,426	16,623,508	87,220	-	-	12,170,000	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	18,624,405	29,721,978	23,783,174	9,993	-	-	24,563,209	0.1%
Total	28,012,487	49,127,404	40,406,682	97,213	-	-	36,733,209

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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